Cover	Apr. 20, 2026
Cover [Abstract]
Entity Registrant Name	SYNERA STUDIO INC
Entity Central Index Key	0002076167
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Apr. 20, 2026
Entity Ex Transition Period	false
Entity File Number	333-289053
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	38-4353389
Entity Address Address Line 1	Kamenicka Street 7
Entity Address Address Line 2	Topola
Entity Address City Or Town	Serbia
Entity Address Postal Zip Code	34310
City Area Code	307
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	655-6009
Security 12b Title	Common stock, par value of $0.001